Accounts Receivables, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Credit Loss [Abstract]
Opening balance	$ 19,500
Addition	26,801	19,500
Ending balance	$ 46,301	$ 19,500